Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MACOM Technology Solutions Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35451
Entity Tax Identification Number	27-0306875
Entity Address, Address Line One	100 Chelmsford Street
Entity Address, City or Town	Lowell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01851
City Area Code	978
Local Phone Number	656-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MTSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001493594
Amendment Flag	false